Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 127,004	£ 147,035	[1]
Financial assets at fair value through the income statement	212,723	191,972	[1]
Derivative financial instruments	344,855	262,572	[1]
Financial assets at fair value through other comprehensive income	63,194	61,753	[1]
Trading portfolio liabilities	(76,638)	(54,169)	[1]
Financial liabilities designated at fair value	(255,136)	(250,960)	[1]
Derivative financial instruments	(321,396)	(256,883)	[1]
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	127,004	147,035
Financial assets at fair value through the income statement	212,723	191,972
Derivative financial instruments	344,855	262,572
Financial assets at fair value through other comprehensive income	63,194	61,753
Investment property	5	7
Total assets	747,781	663,339
Trading portfolio liabilities	(76,638)	(54,169)
Financial liabilities designated at fair value	(255,136)	(250,960)
Derivative financial instruments	(321,396)	(256,883)
Total liabilities	(653,170)	(562,012)
(Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	58,419	80,926
Financial assets at fair value through the income statement	1,115	5,093
Derivative financial instruments	11,653	6,150
Financial assets at fair value through other comprehensive income	22,455	22,009
Investment property	0	0
Total assets	93,642	114,178
Trading portfolio liabilities	(47,870)	(27,529)
Financial liabilities designated at fair value	(193)	(174)
Derivative financial instruments	(12,674)	(6,571)
Total liabilities	(60,737)	(34,274)
(Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	64,329	63,828
Financial assets at fair value through the income statement	202,026	177,167
Derivative financial instruments	329,329	252,412
Financial assets at fair value through other comprehensive income	40,696	39,706
Investment property	0	0
Total assets	636,380	533,113
Trading portfolio liabilities	(28,686)	(26,613)
Financial liabilities designated at fair value	(254,496)	(250,376)
Derivative financial instruments	(304,343)	(244,253)
Total liabilities	(587,525)	(521,242)
(Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	17,759	16,048
Total liabilities	(4,908)	(6,496)
(Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	4,256	2,281
Financial assets at fair value through the income statement	9,582	9,712
Derivative financial instruments	3,873	4,010
Financial assets at fair value through other comprehensive income	43	38
Investment property	5	7
Total assets	17,759	16,048
Trading portfolio liabilities	(82)	(27)
Financial liabilities designated at fair value	(447)	(410)
Derivative financial instruments	(4,379)	(6,059)
Total liabilities	£ (4,908)	£ (6,496)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.